Related Parties Related Party Debt - Valetudo Loans (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2024	Nov. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Dec. 01, 2022
Related Parties Related Party Debt
Amount borrowed	$ 1,442,500		$ 1,442,500		$ 19,973,000
Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed					19,973,000	$ 16,050,000
Related party
Related Parties Related Party Debt
Amount borrowed	1,442,500		1,442,500		19,973,000
Related party | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed					19,973,000	16,050,000
Related party | Valetudo Loan
Related Parties Related Party Debt
Amount borrowed	450,000	$ 2,800,000	450,000	$ 2,800,000
Related party | Valetudo Loan | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed					2,800,000	2,100,000
Repayment of membership interest					2,800,000	2,100,000
Interest expense relating to loan					100,000
Related party | Valetudo Loan | Maximum
Related Parties Related Party Debt
Interest expense relating to loan	3,833	$ 24,533	38,375	$ 72,016
Related party | Valetudo Loan | Maximum | Liminatus Pharma, LLC
Related Parties Related Party Debt
Interest expense relating to loan						100,000
Related party | Valetudo December 2022 Loan
Related Parties Related Party Debt
Amount borrowed												$ 700,000
Repayment of membership interest												700,000
Related party | Valetudo December 2022 Loan | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed												700,000
Repayment of membership interest												$ 700,000
Related party | Valetudo June 2023 Loans
Related Parties Related Party Debt
Amount borrowed	200,000		200,000		500,000
Related party | Valetudo June 2023 Loans | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed					500,000	500,000
Related party | Valetudo June 2023 Loan One
Related Parties Related Party Debt
Amount borrowed											$ 300,000
Related party | Valetudo June 2023 Loan One | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed											300,000
Repayment of membership interest											300,000
Related party | Valetudo June 2023 Loan Two
Related Parties Related Party Debt
Amount borrowed											200,000
Related party | Valetudo June 2023 Loan Two | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed											200,000
Repayment of membership interest											$ 200,000
Related party | Valetudo July 2023 Loan
Related Parties Related Party Debt
Amount borrowed	$ 250,000		$ 250,000		250,000					$ 250,000
Interest rate										6.00%
Related party | Valetudo July 2023 Loan | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed					250,000	250,000				$ 300,000
Repayment of membership interest										$ 300,000
Interest rate										6.00%
Related party | Valetudo August 2023 Loans
Related Parties Related Party Debt
Amount borrowed					400,000
Interest rate									6.00%
Related party | Valetudo August 2023 Loans | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed					400,000	400,000
Interest rate									6.00%
Related party | Valetudo August 2023 Loan One
Related Parties Related Party Debt
Amount borrowed									$ 250,000
Related party | Valetudo August 2023 Loan One | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed									300,000
Repayment of membership interest									300,000
Related party | Valetudo August 2023 Loan Two
Related Parties Related Party Debt
Amount borrowed									150,000
Related party | Valetudo August 2023 Loan Two | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed									200,000
Repayment of membership interest									$ 200,000
Related party | Valetudo November 2023 Loan
Related Parties Related Party Debt
Amount borrowed					200,000			$ 200,000
Interest rate								6.00%
Related party | Valetudo November 2023 Loan | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed					200,000	$ 200,000		$ 200,000
Interest rate								6.00%
Related party | Valetudo January 2024 Loans
Related Parties Related Party Debt
Amount borrowed					750,000
Interest rate							6.00%
Related party | Valetudo January 2024 Loans | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed					$ 750,000
Interest rate							6.00%
Related party | Valetudo January 2024 Loan One
Related Parties Related Party Debt
Amount borrowed							$ 600,000
Related party | Valetudo January 2024 Loan One | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed							600,000
Related party | Valetudo January 2024 Loan Two
Related Parties Related Party Debt
Amount borrowed							150,000
Related party | Valetudo January 2024 Loan Two | Liminatus Pharma, LLC
Related Parties Related Party Debt
Amount borrowed							$ 200,000